Equity - Number of shares issued (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of number of shares outstanding [abstract]
Beginning of period (in shares)	201,677,981	201,677,981	215,078,497
End of period (in shares)	201,783,532	201,677,981	201,677,981
Share capital
Reconciliation of number of shares outstanding [abstract]
Beginning of period (in shares)	220,024,713	220,024,713	220,024,713
End of period (in shares)	220,024,713	220,024,713	220,024,713